Note 18 - Other long-term assets	12 Months Ended
Dec. 31, 2012
Investments and Other Noncurrent Assets [Text Block]
18 Other long-term assets

	As of December 31,
	2011	2012
	$	$

Investment deposit (a)	2,470,382	2,470,382
Minimum guarantees	862,858	3,247,512
Prepayment for insurance policy	161,584	32,967
	3,494,824	5,750,861
Less: Impairment loss on investment deposit (a)	(2,470,382)	(2,470,382)
Total	1,024,442	3,280,479

(a)
In April 2007, the Company paid an investment deposit of $3 million to eChinaCash Inc. (“eCC”) to purchase 49% of the equity in eChinaMobile (BVI) Ltd. (“eCM”), a wholly owned subsidiary of eCC. eCM is a U.S. incorporated, Beijing-based company that builds and maintains customer loyalty affinity programs and payment card programs for large corporations  and financial institutions, including Chinese blue chip companies. The primary objective of eCM was to establish a platform to provide VAS service and original content to customers of Linktone and eCM through cross-selling opportunities that arise through having access to each other’s extensive database of users. Because of certain disputes over the resources to be made available for use by eCM,  eCM  refunded  $529,618  of  Linktone’s investment  deposit  of  $3 million  in  January 2008.  Linktone has sought legal remedies to recover the remaining amount. In view of the uncertainty of recovering this remaining amount, the Company recorded an impairment provision of $2,470,382 in 2007 against the remaining investment deposit. This legal case is still outstanding as of December 31, 2012.